JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.8%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc. *	25	972
Axon Enterprise, Inc. *	20	2,685
Curtiss-Wright Corp.	13	2,012
Hexcel Corp.	25	1,493
Woodward, Inc.	5	675

		7,837

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc. *	9	786
Forward Air Corp.	10	978
GXO Logistics, Inc. *	25	1,791
Hub Group, Inc., Class A *	27	2,081

		5,636

Airlines — 0.5%
Hawaiian Holdings, Inc. *	27	536
JetBlue Airways Corp. *	323	4,823

		5,359

Auto Components — 1.1%
Adient plc *	29	1,199
American Axle & Manufacturing Holdings, Inc. *	45	350
Dana, Inc.	105	1,841
Fox Factory Holding Corp. *	7	676
Gentex Corp.	5	158
Gentherm, Inc. *	10	760
Goodyear Tire & Rubber Co. (The) *	222	3,166
LCI Industries	8	810
Lear Corp.	18	2,581
Patrick Industries, Inc.	9	525

		12,066

Automobiles — 0.4%
Harley-Davidson, Inc.	49	1,914
Thor Industries, Inc. (a)	18	1,428
Winnebago Industries, Inc.	12	670

		4,012

Banks — 8.0%
Ameris Bancorp	22	983
Associated Banc-Corp.	69	1,579
Banc of California, Inc.	70	1,351
Bancorp, Inc. (The) *	36	1,031
Bank OZK	50	2,136
BankUnited, Inc.	16	699
Banner Corp.	46	2,712
Berkshire Hills Bancorp, Inc.	17	481
Brookline Bancorp, Inc.	23	362
Cadence Bank	95	2,791
Cathay General Bancorp	25	1,111
Commerce Bancshares, Inc. (a)	13	945
Cullen/Frost Bankers, Inc.	5	747
Customers Bancorp, Inc. *	39	2,028
CVB Financial Corp.	41	942
Dime Community Bancshares, Inc.	15	526
Eagle Bancorp, Inc.	28	1,568
East West Bancorp, Inc.	60	4,706
FB Financial Corp.	35	1,532
First Bancorp	24	994
First BanCorp (Puerto Rico)	75	981
First Commonwealth Financial Corp.	35	523
First Financial Bancorp	13	305
First Horizon Corp.	243	5,699
FNB Corp.	186	2,311
Fulton Financial Corp.	65	1,083
Glacier Bancorp, Inc.	12	598
Hancock Whitney Corp.	47	2,467
Hanmi Financial Corp.	44	1,085
HomeStreet, Inc.	9	403
Hope Bancorp, Inc.	51	823
Independent Bank Corp.	9	719
Independent Bank Group, Inc.	12	833
International Bancshares Corp.	5	198
Meta Financial Group, Inc.	38	2,098
National Bank Holdings Corp., Class A	34	1,357
NBT Bancorp, Inc.	11	391
OFG Bancorp (Puerto Rico)	17	445
Old National Bancorp	218	3,568
Pacific Premier Bancorp, Inc.	78	2,761
PacWest Bancorp	61	2,610
Pinnacle Financial Partners, Inc.	31	2,821
Preferred Bank	11	822
Prosperity Bancshares, Inc.	30	2,088
Southside Bancshares, Inc.	10	408
Synovus Financial Corp.	54	2,622
Texas Capital Bancshares, Inc. *	7	401
Triumph Bancorp, Inc. *	7	677
UMB Financial Corp.	12	1,127
Umpqua Holdings Corp.	19	351
United Bankshares, Inc.	14	474
United Community Banks, Inc.	88	3,062
Valley National Bancorp	250	3,250
Veritex Holdings, Inc.	29	1,093
Webster Financial Corp.	63	3,510
Westamerica BanCorp	8	496
Wintrust Financial Corp.	44	4,119

		87,803

Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A *	3	1,205
Coca-Cola Consolidated, Inc.	2	745

		1,950

Biotechnology — 2.1%
Arrowhead Pharmaceuticals, Inc. *	50	2,313
Eagle Pharmaceuticals, Inc. *	35	1,727
Emergent BioSolutions, Inc. *	5	193
Exelixis, Inc. *	277	6,277
Myriad Genetics, Inc. *	21	539
Neurocrine Biosciences, Inc. *	33	3,094
REGENXBIO, Inc. *	75	2,473
Spectrum Pharmaceuticals, Inc. *	100	129
United Therapeutics Corp. *	32	5,696

		22,441

Building Products — 2.3%
Apogee Enterprises, Inc.	9	427
Builders FirstSource, Inc. *	112	7,196
Carlisle Cos., Inc.	19	4,729
Griffon Corp.	16	322
Lennox International, Inc.	8	2,078
Owens Corning	33	2,992
Quanex Building Products Corp.	30	621

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Resideo Technologies, Inc. *	50	1,192
Simpson Manufacturing Co., Inc.	5	578
Trex Co., Inc. *	20	1,274
UFP Industries, Inc.	51	3,909

		25,318

Capital Markets — 1.4%
Affiliated Managers Group, Inc.	9	1,283
Blucora, Inc. *	40	780
Donnelley Financial Solutions, Inc. *	16	516
Evercore, Inc., Class A	21	2,298
Federated Hermes, Inc.	16	538
Interactive Brokers Group, Inc., Class A	28	1,872
Jefferies Financial Group, Inc.	64	2,109
Piper Sandler Cos.	5	656
SEI Investments Co.	13	809
Stifel Financial Corp.	49	3,360
Virtus Investment Partners, Inc.	2	576

		14,797

Chemicals — 2.2%
AdvanSix, Inc.	34	1,752
Ashland Global Holdings, Inc.	12	1,181
Avient Corp.	73	3,499
Cabot Corp.	27	1,871
FutureFuel Corp.	40	389
Hawkins, Inc.	6	275
HB Fuller Co.	50	3,317
Ingevity Corp. *	30	1,890
Koppers Holdings, Inc.	6	162
Minerals Technologies, Inc.	17	1,154
RPM International, Inc.	30	2,451
Scotts Miracle-Gro Co. (The) (a)	13	1,648
Sensient Technologies Corp.	14	1,142
Trinseo plc	19	906
Valvoline, Inc.	62	1,960

		23,597

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	20	943
Brady Corp., Class A	17	805
Brink’s Co. (The)	17	1,136
Clean Harbors, Inc. *	38	4,243
CoreCivic, Inc. *	141	1,571
Deluxe Corp.	15	442
IAA, Inc. *	43	1,641
Interface, Inc.	21	280
KAR Auction Services, Inc. *	41	736
Matthews International Corp., Class A	11	343
MillerKnoll, Inc.	27	928
Pitney Bowes, Inc.	49	253
Stericycle, Inc. *	8	465
Tetra Tech, Inc.	17	2,833
Viad Corp. *	6	228

		16,847

Communications Equipment — 0.6%
ADTRAN, Inc.	18	327
Ciena Corp. *	48	2,911
Comtech Telecommunications Corp.	10	158
Digi International, Inc. *	11	232
Extreme Networks, Inc. *	38	464
Lumentum Holdings, Inc. * (a)	18	1,718
Viavi Solutions, Inc. *	71	1,148

		6,958

Construction & Engineering — 2.2%
AECOM	88	6,780
Arcosa, Inc.	17	979
Comfort Systems USA, Inc.	32	2,824
EMCOR Group, Inc.	38	4,321
Fluor Corp. *	36	1,033
MasTec, Inc. *	36	3,144
MDU Resources Group, Inc.	166	4,421
MYR Group, Inc. *	5	480

		23,982

Construction Materials — 0.1%
Eagle Materials, Inc.	10	1,284

Consumer Finance — 0.6%
Encore Capital Group, Inc. *	10	652
Enova International, Inc. *	11	429
EZCORP, Inc., Class A *	29	173
FirstCash Holdings, Inc.	5	366
Green Dot Corp., Class A *	16	451
LendingTree, Inc. *	2	263
Navient Corp.	53	900
PROG Holdings, Inc. *	22	626
SLM Corp.	140	2,566

		6,426

Containers & Packaging — 0.6%
AptarGroup, Inc.	3	329
Greif, Inc., Class A	27	1,744
O-I Glass, Inc. *	22	283
Silgan Holdings, Inc.	51	2,339
Sonoco Products Co.	31	1,958

		6,653

Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc. *	17	490
American Public Education, Inc. *	26	554
Graham Holdings Co., Class B	2	1,101
Grand Canyon Education, Inc. *	6	583
H&R Block, Inc.	54	1,401
Service Corp. International	53	3,488
Strategic Education, Inc.	9	571
WW International, Inc. *	17	176

		8,364

Diversified Telecommunication Services — 0.3%
ATN International, Inc.	3	128
Cogent Communications Holdings, Inc.	13	876
Consolidated Communications Holdings, Inc. *	68	399
Iridium Communications, Inc. *	43	1,734

		3,137

Electric Utilities — 1.1%
Hawaiian Electric Industries, Inc.	96	4,075
IDACORP, Inc.	40	4,564
OGE Energy Corp. (a)	93	3,806

		12,445

Electrical Equipment — 1.9%
Acuity Brands, Inc.	13	2,423
AZZ, Inc.	8	386
Encore Wire Corp.	23	2,669

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Hubbell, Inc.	18	3,305
nVent Electric plc	142	4,949
Regal Rexnord Corp.	34	5,125
Sunrun, Inc. * (a)	49	1,476

		20,333

Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	13	1,162
Arrow Electronics, Inc. *	46	5,451
Avnet, Inc.	94	3,813
Belden, Inc.	14	777
Benchmark Electronics, Inc.	12	303
Cognex Corp.	44	3,425
Fabrinet (Thailand) *	33	3,427
II-VI, Inc. * (a)	23	1,689
Itron, Inc. *	4	205
Jabil, Inc.	86	5,315
Littelfuse, Inc.	7	1,698
OSI Systems, Inc. *	6	477
Sanmina Corp. *	86	3,476
TD SYNNEX Corp.	41	4,252
TTM Technologies, Inc. *	28	413
Vishay Intertechnology, Inc.	86	1,695
Vontier Corp.	54	1,366

		38,944

Energy Equipment & Services — 0.7%
Bristow Group, Inc. *	9	342
ChampionX Corp. *	151	3,690
Helmerich & Payne, Inc.	22	941
Nabors Industries Ltd. *	2	260
NOV, Inc. (a)	73	1,437
Oceaneering International, Inc. *	35	523
Oil States International, Inc. *	21	143
ProPetro Holding Corp. *	24	337

		7,673

Entertainment — 0.1%
Cinemark Holdings, Inc. *	35	604
Marcus Corp. (The) * (a)	10	173

		777

Equity Real Estate Investment Trusts (REITs) — 9.3%
Agree Realty Corp.	18	1,208
Alexander & Baldwin, Inc.	23	543
American Assets Trust, Inc.	15	580
American Campus Communities, Inc.	64	3,580
Apartment Income REIT Corp.	70	3,737
Armada Hoffler Properties, Inc.	18	257
Brixmor Property Group, Inc.	140	3,624
Camden Property Trust	48	7,969
Centerspace	10	962
Chatham Lodging Trust *	15	203
Community Healthcare Trust, Inc.	7	295
Corporate Office Properties Trust	73	2,088
Cousins Properties, Inc.	87	3,504
DiamondRock Hospitality Co. *	62	629
Douglas Emmett, Inc.	10	317
EastGroup Properties, Inc.	22	4,391
EPR Properties	24	1,325
Essential Properties Realty Trust, Inc.	39	984
First Industrial Realty Trust, Inc.	77	4,748
Four Corners Property Trust, Inc.	43	1,165
Getty Realty Corp.	5	154
Healthcare Realty Trust, Inc. (a)	63	1,728
Highwoods Properties, Inc.	68	3,106
Hudson Pacific Properties, Inc.	27	749
Independence Realty Trust, Inc.	49	1,288
Innovative Industrial Properties, Inc.	8	1,602
Kilroy Realty Corp.	49	3,779
Kite Realty Group Trust	146	3,329
Life Storage, Inc.	48	6,783
LXP Industrial Trust	21	336
Macerich Co. (The) (a)	49	768
Medical Properties Trust, Inc.	236	4,981
National Retail Properties, Inc.	26	1,150
National Storage Affiliates Trust	71	4,443
NexPoint Residential Trust, Inc.	17	1,539
Park Hotels & Resorts, Inc.	46	893
Physicians Realty Trust	41	719
PotlatchDeltic Corp.	42	2,217
Rayonier, Inc.	34	1,378
Retail Opportunity Investments Corp.	71	1,377
Rexford Industrial Realty, Inc.	89	6,624
RPT Realty	31	428
Saul Centers, Inc.	4	194
SITE Centers Corp.	99	1,658
Spirit Realty Capital, Inc.	51	2,352
STORE Capital Corp.	44	1,280
Summit Hotel Properties, Inc. *	39	387
Tanger Factory Outlet Centers, Inc. (a)	39	672
Uniti Group, Inc.	78	1,077
Urstadt Biddle Properties, Inc., Class A	40	747
Xenia Hotels & Resorts, Inc. *	99	1,914

		101,761

Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	39	1,980
BJ’s Wholesale Club Holdings, Inc. *	67	4,523
SpartanNash Co.	12	398
Sprouts Farmers Market, Inc. * (a)	120	3,844
United Natural Foods, Inc. *	19	798

		11,543

Food Products — 1.6%
Darling Ingredients, Inc. *	53	4,293
Flowers Foods, Inc.	82	2,098
Hain Celestial Group, Inc. (The) *	26	905
Ingredion, Inc.	38	3,309
John B Sanfilippo & Son, Inc.	3	284
Pilgrim’s Pride Corp. *	61	1,529
Post Holdings, Inc. *	18	1,267
Sanderson Farms, Inc.	7	1,237
Seneca Foods Corp., Class A *	9	487
Simply Good Foods Co. (The) *	27	1,013
TreeHouse Foods, Inc. *	33	1,074

		17,496

Gas Utilities — 0.6%
New Jersey Resources Corp.	30	1,354
UGI Corp.	131	4,762

		6,116

Health Care Equipment & Supplies — 3.4%
Avanos Medical, Inc. *	15	486
CONMED Corp.	8	1,203
Cutera, Inc. *	5	359
Envista Holdings Corp. *	114	5,572

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Glaukos Corp. *	25	1,463
Globus Medical, Inc., Class A *	25	1,822
Haemonetics Corp. *	36	2,301
Heska Corp. * (a)	4	484
Inogen, Inc. *	7	227
Integer Holdings Corp. *	10	830
Integra LifeSciences Holdings Corp. *	23	1,459
Lantheus Holdings, Inc. *	89	4,923
LivaNova plc *	14	1,146
Masimo Corp. *	34	4,890
Meridian Bioscience, Inc. * (a)	19	485
Merit Medical Systems, Inc. *	16	1,078
Natus Medical, Inc. *	11	300
Neogen Corp. *	4	117
NuVasive, Inc. *	56	3,164
Orthofix Medical, Inc. *	16	513
Penumbra, Inc. * (a)	8	1,777
Tandem Diabetes Care, Inc. *	20	2,314
Varex Imaging Corp. *	13	277

		37,190

Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. *	28	1,848
Addus HomeCare Corp. *	5	448
Amedisys, Inc. *	12	2,016
AMN Healthcare Services, Inc. *	42	4,336
Chemed Corp.	5	2,634
Covetrus, Inc. *	30	497
Cross Country Healthcare, Inc. *	13	286
Encompass Health Corp.	30	2,162
Ensign Group, Inc. (The)	16	1,467
HealthEquity, Inc. *	22	1,470
LHC Group, Inc. *	11	1,787
MEDNAX, Inc. *	31	739
ModivCare, Inc. *	15	1,685
Option Care Health, Inc. *	44	1,251
Owens & Minor, Inc.	24	1,074
R1 RCM, Inc. *	37	995
RadNet, Inc. *	14	309
Select Medical Holdings Corp.	96	2,303
Tenet Healthcare Corp. *	42	3,636
Tivity Health, Inc. *	75	2,416

		33,359

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. *	62	1,405
HealthStream, Inc. *	10	189
NextGen Healthcare, Inc. *	181	3,779
Omnicell, Inc. *	13	1,735

		7,108

Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc. *	8	218
Bloomin’ Brands, Inc.	24	535
Boyd Gaming Corp.	27	1,769
Brinker International, Inc. *	22	833
Cheesecake Factory, Inc. (The) *	18	697
Churchill Downs, Inc.	8	1,819
Cracker Barrel Old Country Store, Inc.	5	620
Dave & Buster’s Entertainment, Inc. *	16	805
Dine Brands Global, Inc.	23	1,801
Jack in the Box, Inc. (a)	8	766
Marriott Vacations Worldwide Corp.	13	2,082
Papa John’s International, Inc.	8	842
Ruth’s Hospitality Group, Inc. (a)	7	167
Scientific Games Corp. *	20	1,175
Six Flags Entertainment Corp. *	57	2,484
Texas Roadhouse, Inc.	19	1,603
Travel + Leisure Co.	38	2,173
Wendy’s Co. (The)	42	912
Wyndham Hotels & Resorts, Inc.	44	3,747

		25,048

Household Durables — 1.2%
Cavco Industries, Inc. *	3	650
Helen of Troy Ltd. *	8	1,564
KB Home	29	949
La-Z-Boy, Inc.	15	390
Meritage Homes Corp. *	12	951
Taylor Morrison Home Corp. *	42	1,130
Tempur Sealy International, Inc.	62	1,737
Toll Brothers, Inc.	37	1,721
Tri Pointe Homes, Inc. *	166	3,329
Tupperware Brands Corp. *	18	342
Universal Electronics, Inc. *	9	278

		13,041

Household Products — 0.4%
Central Garden & Pet Co. * (a)	33	1,455
Central Garden & Pet Co., Class A *	67	2,724
Energizer Holdings, Inc.	21	655

		4,834

Insurance — 3.4%
Alleghany Corp. *	4	3,695
American Equity Investment Life Holding Co.	51	2,039
American Financial Group, Inc.	33	4,858
Assured Guaranty Ltd.	22	1,388
CNO Financial Group, Inc.	40	1,006
eHealth, Inc. *	8	101
First American Financial Corp.	67	4,356
Hanover Insurance Group, Inc. (The)	12	1,784
Kinsale Capital Group, Inc.	4	821
Old Republic International Corp.	139	3,591
Primerica, Inc.	12	1,601
Reinsurance Group of America, Inc.	22	2,364
RenaissanceRe Holdings Ltd. (Bermuda)	16	2,568
RLI Corp.	22	2,434
Selective Insurance Group, Inc.	26	2,322
Stewart Information Services Corp.	37	2,230

		37,158

Interactive Media & Services — 0.5%
QuinStreet, Inc. *	43	499
TripAdvisor, Inc. *	31	838
Yelp, Inc. *	69	2,368
Ziff Davis, Inc. *	16	1,519

		5,224

IT Services — 1.9%
Alliance Data Systems Corp.	17	938
BM Technologies, Inc. * (a)	10	85
Concentrix Corp.	17	2,782
ExlService Holdings, Inc. *	11	1,628
Genpact Ltd.	114	4,968
Maximus, Inc.	21	1,574
Perficient, Inc. *	11	1,233

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sabre Corp. *	114	1,302
TTEC Holdings, Inc.	23	1,881
Unisys Corp. *	39	846
WEX, Inc. *	21	3,819

		21,056

Leisure Products — 0.7%
Brunswick Corp.	29	2,330
Mattel, Inc. *	109	2,409
Polaris, Inc. (a)	18	1,946
YETI Holdings, Inc. *	22	1,326

		8,011

Life Sciences Tools & Services — 0.4%
Medpace Holdings, Inc. *	9	1,407
Repligen Corp. *	6	1,091
Syneos Health, Inc. *	29	2,331

		4,829

Machinery — 3.7%
AGCO Corp.	40	5,858
Alamo Group, Inc.	3	431
Chart Industries, Inc. *	11	1,924
Colfax Corp. *	42	1,655
Crane Co.	49	5,286
Federal Signal Corp.	19	632
Flowserve Corp.	42	1,519
Graco, Inc.	8	530
Hillenbrand, Inc.	34	1,502
ITT, Inc.	45	3,401
John Bean Technologies Corp.	10	1,137
Lincoln Electric Holdings, Inc.	5	730
Meritor, Inc. *	25	889
Middleby Corp. (The) *	18	2,967
Mueller Industries, Inc.	19	1,018
Oshkosh Corp.	40	3,976
SPX Corp. *	16	790
Standex International Corp.	4	419
Terex Corp.	47	1,682
Timken Co. (The)	31	1,873
Titan International, Inc. *	19	273
Toro Co. (The)	9	795
Wabash National Corp.	16	239
Watts Water Technologies, Inc., Class A	15	2,150

		41,676

Marine — 0.3%
Kirby Corp. * (a)	17	1,191
Matson, Inc.	14	1,737

		2,928

Media — 0.9%
AMC Networks, Inc., Class A *	10	406
Cable One, Inc.	2	2,489
EW Scripps Co. (The), Class A *	19	393
Gannett Co., Inc. *	43	194
John Wiley & Sons, Inc., Class A	14	727
Loyalty Ventures, Inc. *	7	110
New York Times Co. (The), Class A	13	591
TEGNA, Inc.	205	4,590

		9,500

Metals & Mining — 3.2%
Alcoa Corp.	68	6,076
Allegheny Technologies, Inc. *	40	1,082
Arconic Corp. *	34	861
Century Aluminum Co. *	13	353
Cleveland-Cliffs, Inc. *	187	6,025
Commercial Metals Co.	54	2,233
Haynes International, Inc.	18	750
Materion Corp.	15	1,252
Reliance Steel & Aluminum Co.	32	5,901
Royal Gold, Inc.	5	763
Steel Dynamics, Inc.	69	5,770
SunCoke Energy, Inc.	88	786
United States Steel Corp.	43	1,623
Warrior Met Coal, Inc.	17	623
Worthington Industries, Inc.	11	555

		34,653

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ellington Financial, Inc. (a)	15	273
KKR Real Estate Finance Trust, Inc.	55	1,128
Ready Capital Corp.	56	843
Redwood Trust, Inc.	88	923

		3,167

Multiline Retail — 1.0%
Big Lots, Inc.	14	467
Kohl’s Corp.	78	4,692
Macy’s, Inc.	176	4,280
Nordstrom, Inc.	34	933
Ollie’s Bargain Outlet Holdings, Inc. * (a)	11	485

		10,857

Multi-Utilities — 0.1%
NorthWestern Corp. (a)	23	1,369

Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.	91	984
Callon Petroleum Co. * (a)	14	798
Civitas Resources, Inc.	23	1,361
CNX Resources Corp. *	104	2,157
Dorian LPG Ltd.	9	132
DT Midstream, Inc.	18	950
EQT Corp.	92	3,166
Equitrans Midstream Corp.	125	1,058
Green Plains, Inc. * (a)	50	1,551
HF Sinclair Corp. *	59	2,339
Matador Resources Co.	67	3,523
Murphy Oil Corp.	61	2,472
PBF Energy, Inc., Class A *	27	656
PDC Energy, Inc.	60	4,383
Range Resources Corp. *	78	2,364
REX American Resources Corp. *	2	199
SM Energy Co.	38	1,496
Southwestern Energy Co. *	331	2,375
Targa Resources Corp.	115	8,640
World Fuel Services Corp.	20	540

		41,144

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	52	3,211
Mercer International, Inc. (Germany)	16	222
Schweitzer-Mauduit International, Inc.	11	301

		3,734

Personal Products — 0.4%
BellRing Brands, Inc. *	23	535
Coty, Inc., Class A *	94	842
Edgewell Personal Care Co.	19	682

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
elf Beauty, Inc. *	12	313
Medifast, Inc.	4	741
Nu Skin Enterprises, Inc., Class A	19	910
USANA Health Sciences, Inc. *	4	294

		4,317

Pharmaceuticals — 0.9%
Innoviva, Inc. *	197	3,802
Jazz Pharmaceuticals plc *	27	4,204
Lannett Co., Inc. * (a)	306	241
Prestige Consumer Healthcare, Inc. *	19	979
Supernus Pharmaceuticals, Inc. *	16	507

		9,733

Professional Services — 2.1%
ASGN, Inc. *	18	2,147
CACI International, Inc., Class A *	15	4,493
FTI Consulting, Inc. *	11	1,788
Heidrick & Struggles International, Inc.	40	1,595
Insperity, Inc.	11	1,064
KBR, Inc.	44	2,403
Kelly Services, Inc., Class A	13	282
Korn Ferry	44	2,883
ManpowerGroup, Inc.	38	3,615
Resources Connection, Inc.	38	645
Science Applications International Corp.	16	1,492
TrueBlue, Inc. *	20	576

		22,983

Real Estate Management & Development — 0.7%
Douglas Elliman, Inc.	20	143
Jones Lang LaSalle, Inc. *	23	5,457
RE/MAX Holdings, Inc., Class A	7	197
Realogy Holdings Corp. *	98	1,543

		7,340

Road & Rail — 1.7%
ArcBest Corp.	17	1,337
Avis Budget Group, Inc. *	15	4,029
Knight-Swift Transportation Holdings, Inc.	52	2,629
Landstar System, Inc.	23	3,539
Ryder System, Inc.	18	1,396
Saia, Inc. *	8	2,024
Werner Enterprises, Inc.	19	791
XPO Logistics, Inc. *	35	2,555

		18,300

Semiconductors & Semiconductor Equipment — 3.3%
Axcelis Technologies, Inc. *	12	876
Cirrus Logic, Inc. *	52	4,421
CMC Materials, Inc.	1	194
Cohu, Inc. *	13	397
Diodes, Inc. *	13	1,131
First Solar, Inc. *	51	4,296
FormFactor, Inc. *	28	1,177
Ichor Holdings Ltd. *	43	1,532
Kulicke & Soffa Industries, Inc. (Singapore)(a)	75	4,186
MKS Instruments, Inc.	17	2,606
Photronics, Inc. *	19	322
Power Integrations, Inc.	19	1,742
Rambus, Inc. *	37	1,170
Semtech Corp. *	22	1,525
SMART Global Holdings, Inc. * (a)	70	1,803
Synaptics, Inc. *	11	2,214
Ultra Clean Holdings, Inc. *	26	1,091
Universal Display Corp.	14	2,271
Veeco Instruments, Inc. *	2	59
Wolfspeed, Inc. * (a)	21	2,437

		35,450

Software — 3.6%
ACI Worldwide, Inc. *	35	1,102
Alarm.com Holdings, Inc. *	7	459
Aspen Technology, Inc. *	22	3,655
Blackbaud, Inc. * (a)	15	922
Bottomline Technologies DE, Inc. *	11	646
CDK Global, Inc.	90	4,375
Consensus Cloud Solutions, Inc. *	5	315
Digital Turbine, Inc. *	42	1,849
Ebix, Inc.	89	2,950
Envestnet, Inc. *	11	804
Fair Isaac Corp. *	9	4,363
InterDigital, Inc.	10	664
Manhattan Associates, Inc. *	21	2,941
NCR Corp. *	66	2,669
Paylocity Holding Corp. *	12	2,387
Progress Software Corp.	10	470
Qualys, Inc. *	11	1,495
SPS Commerce, Inc. *	10	1,325
Teradata Corp. *	34	1,661
Vonage Holdings Corp. *	82	1,666
Xperi Holding Corp.	120	2,082

		38,800

Specialty Retail — 3.1%
Aaron’s Co., Inc. (The)	11	218
Abercrombie & Fitch Co., Class A *	19	614
American Eagle Outfitters, Inc. (a)	68	1,146
Asbury Automotive Group, Inc. *	6	1,025
AutoNation, Inc. *	40	3,944
Bed Bath & Beyond, Inc. *	35	795
Boot Barn Holdings, Inc. *	9	891
Caleres, Inc.	15	298
Cato Corp. (The), Class A	7	95
Chico’s FAS, Inc. *	35	166
Children’s Place, Inc. (The) * (a)	5	238
Conn’s, Inc. *	4	66
Designer Brands, Inc., Class A *	22	301
Dick’s Sporting Goods, Inc. (a)	22	2,162
Five Below, Inc. *	6	887
Foot Locker, Inc.	37	1,100
GameStop Corp., Class A * (a)	18	2,932
Genesco, Inc. *	5	318
Group 1 Automotive, Inc.	6	940
Guess?, Inc. (a)	16	343
Haverty Furniture Cos., Inc. (a)	5	146
Hibbett, Inc.	5	231
Lithia Motors, Inc., Class A	9	2,551
ODP Corp. (The) *	18	815
Rent-A-Center, Inc.	38	967
RH *	5	1,598
Sally Beauty Holdings, Inc. *	70	1,088
Shoe Carnival, Inc.	6	181
Signet Jewelers Ltd.	19	1,367
Sleep Number Corp. *	7	375

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Urban Outfitters, Inc. *	23	567
Williams-Sonoma, Inc.	27	3,931
Zumiez, Inc. *	27	1,047

		33,343

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp. *	23	375
Diebold Nixdorf, Inc. *	28	190
Xerox Holdings Corp.	70	1,411

		1,976

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *	51	2,610
Carter’s, Inc.	11	975
Columbia Sportswear Co.	3	263
Crocs, Inc. *	21	1,589
Deckers Outdoor Corp. *	9	2,545
G-III Apparel Group Ltd. *	14	376
Kontoor Brands, Inc.	18	753
Oxford Industries, Inc.	5	443
Skechers U.S.A., Inc., Class A *	58	2,354
Steven Madden Ltd.	26	1,022
Unifi, Inc. *	7	129
Vera Bradley, Inc. *	9	70
Wolverine World Wide, Inc.	27	598

		13,727

Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc. *	38	1,749
Essent Group Ltd.	46	1,900
Flagstar Bancorp, Inc.	16	687
MGIC Investment Corp.	144	1,948
Mr. Cooper Group, Inc. *	23	1,060
New York Community Bancorp, Inc. (a)	149	1,602
NMI Holdings, Inc., Class A *	49	1,017
TrustCo Bank Corp.	6	190
Walker & Dunlop, Inc.	18	2,354
Washington Federal, Inc.	51	1,674

		14,181

Tobacco — 0.0%(b)
Vector Group Ltd.	39	472

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	13	1,314
Boise Cascade Co.	21	1,473
DXP Enterprises, Inc. *	4	114
GMS, Inc. *	72	3,588
MSC Industrial Direct Co., Inc., Class A	15	1,279
NOW, Inc. *	266	2,935
Univar Solutions, Inc. *	88	2,812
Veritiv Corp. *	15	1,977
Watsco, Inc.	11	3,229

		18,721

Water Utilities — 0.6%
American States Water Co.	12	1,037
California Water Service Group	15	913
Essential Utilities, Inc.	87	4,422

		6,372

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	16	370
Telephone and Data Systems, Inc.	68	1,275

		1,645

TOTAL COMMON STOCKS (Cost $730,559)		1,074,801

SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (c) (d) (Cost $15,879)	15,880	15,883

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (c) (d) 30,006		29,982
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (c) (d) 3,774		3,774

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $33,762)		33,756

TOTAL SHORT-TERM INVESTMENTS (Cost $49,641)		49,639

Total Investments — 103.4% (Cost $780,200)		1,124,440
Liabilities in Excess of Other Assets — (3.4)%		(36,975)

Net Assets — 100.0%		1,087,465

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $32,370.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	19	06/2022	USD	1,962	86
S&P Midcap 400 E-Mini Index	29	06/2022	USD	7,792	368

					454

Abbreviations

USD	United States Dollar

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,124,440	$—	$—	$1,124,440

Appreciation in Other Financial Instruments
Futures Contracts (a)	$454	$—	$—	$454

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$35,626	$80,399	$100,135	$(5)	$(2)	$15,883	15,880	$14	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	58,006	146,000	174,000	(22)	(2)	29,982	30,006	27	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	4,937	98,749	99,912	—	—	3,774	3,774	2	—

Total	$98,569	$325,148	$374,047	$(27)	$(4)	$49,639		$43	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.